Shareholder Report, Line Graph (Details) 74200013300_Franklin Global Real Estate VIP Fund_Class 2_TSR Annual {Class 2} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name											Class 2
Accumulated Value	$ 12,485	$ 12,524	$ 11,240	$ 15,201	$ 11,989	$ 12,672	$ 10,355	$ 11,107	$ 10,054	$ 10,000	$ 13,475
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,769	21,082	17,252	21,133	17,828	15,335	12,113	13,372	10,786	10,000	$ 30,302
FTSE EPRA/NAREIT Developed Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE EPRA/NAREIT Developed Index
Accumulated Value	$ 13,690	$ 13,422	$ 12,108	$ 16,017	$ 12,591	$ 13,713	$ 11,143	$ 11,698	$ 10,499	$ 10,000	$ 15,155